Marketable Securities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for credit losses for available for sale debt securities				$ 0
IKENA ONCOLOGY INC
Proceeds from sale of marketable securities with fair value	$ 37,400	$ 37,400
Allowance for credit losses for available for sale debt securities	$ 0	$ 0	$ 0